                               SEMI-ANNUAL REPORT
                                    3 . 3 1 . 0 3

PIMCO MUNICIPAL INCOME FUND III
PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
PIMCO NEW YORK MUNICIPAL INCOME FUND III

CONTENTS

Chairman's Letter . . . . . . . . . . . . . . . . . . . . . . .  . .1

Performance and Statistics . . . . . . . . . . . . . . . . . . . .2-4

Schedules of Investments . . . . . . . . . . . . . . . . . . . ..5-18

Statements of Assets and Liabilities . . . . . . . . . . . . . .. .19

Statements of Operations . . . . . . . . . . . . . . . . . . . . . 20

Statements of Changes in Net Assets . . . . . . . . . . . . . . . .21

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . 22

Notes to Financial Statements . . . . . . . . . . . . . . . . . 23-26

Privacy Policy . . . . . . . . . . . . . . . . . . . . . . . . .. .27

[PMX GRAPHIC]
THE NEW YORK STOCK EXCHANGE

[PZC GRAPHIC]
THE NEW YORK STOCK EXCHANGE

[PYN GRAPHIC]
THE NEW YORK STOCK EXCHANGE




                                                                    [PIMCO LOGO]

PIMCO MUNICIPAL INCOME FUNDS III LETTER TO SHAREHOLDERS



                                                                    May 15, 2003




Dear Shareholder:

We are pleased to provide you with this initial financial report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III ("PIMCO Municipal Income Funds III" or the "Funds") for the five-month period October 31, 2002 (commencement of operations) through March 31, 2003.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds III. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our web site--www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/Stephen Treadway                             /s/ Brian S. Shlissel
Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions.

                03.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PMX

OBJECTIVE:
PIMCO Municipal Income Fund III seeks to provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

FUND INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$710.5 million (at 3/31/03)

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                                          Market Price   NAV
-------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 3/31/03          -2.64%         1.85%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):

For the period ended 3/31/03
[ ] Municipal Income Fund III at Market Price
[ ] Municipal Income Fund III at NAV


[GRAPHIC INSERT]


$15.5

$15.0

$14.5

$14.0

$13.5

10/31/02                 3/31/03


PORTFOLIO STATISTICS:
-------------------------------------
Market Price                   $14.27
-------------------------------------
Net Asset Value                $14.26
-------------------------------------
Market Price Yield(3)           6.99%
-------------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

     An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market price yield is determined by dividing the annualized monthly dividend payable per common share by the market price per common share.

2 PIMCO Municipal Income Funds III Semi-Annual Report | 03.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PZC

OBJECTIVE: PIMCO California Municipal Income Fund III seeks to provide current income exempt from federal and California State income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California State income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$480.9 million (at 3/31/03)

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                                          Market Price    NAV
--------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 3/31/03          -3.50%          -0.06%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):
For the period ended 3/31/03
[ ] California Municipal Income Fund III at Market Price
[ ] California Municipal Income Fund III at NAV


[GRAPHIC INSERT]


$15.5

$15.0

$14.5

$14.0

$13.5

10/31/02                3/31/03


PORTFOLIO STATISTICS:
------------------------------------
Market Price                  $14.15
------------------------------------
Net Asset Value               $13.99
------------------------------------
Market Price Yield(3)          6.78%
------------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

     An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market price yield is determined by dividing the annualized monthly dividend payable per common share by the market price per common share.

                03.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PYN

OBJECTIVE:
PIMCO New York Municipal Income Fund III seeks to provide current income exempt from federal, New York State and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$123.6 million (at 3/31/03)

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                                           Market Price    NAV
--------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 3/31/03           -6.56%          0.72%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):
For the period ended 3/31/03
[ ] New York Municipal Income Fund III at Market Price
[ ] New York Municipal Income Fund III at NAV


[GRAPHIC INSERT]


$15.5

$15.0

$14.5

$14.0

$13.5

10/31/02               3/31/03

PORTFOLIO STATISTICS:
------------------------------------
Market Price                  $13.70
------------------------------------
Net Asset Value               $14.11
------------------------------------
Market Price Yield(3)          7.01%
------------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

     An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market price yield is determined by dividing the annualized monthly dividend payable per common share by the market price per common share.


4 PIMCO Municipal Income Funds III Semi-Annual Report | 03.31.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
MUNICIPAL BONDS & NOTES-85.2%

         ALASKA--1.7%
         State Housing Finance Corp.,
$11,400    5.00%, 12/1/33-12/1/39, Ser. A.                                       Aaa/AAA      $ 11,407,593
  1,000    5.25%, 6/132, Ser C. (MBIA)                                           Aaa/AAA         1,010,040
                                                                                              ------------
                                                                                                12,417,633
                                                                                              ------------
         ALABAMA--1.4%
  9,560  Birmingham, GO, Ser. B, 5.00%, 12/1/27-12/1/32 (AMBAC)                  Aaa/AAA         9,658,019
                                                                                              ------------
         ARIZONA--2.7%
  2,200  Health Facs. Auth. Hospital Syst. Rev.,
           7.00%, 12/1/25                                                         NR/BBB         2,373,976
 11,500  Maricopa Cnty. Pollution Control Corp., Pollution Control Rev.,
           5.05%, 5/1/29 (AMBAC)                                                 Aaa/AAA        11,780,370
  4,750  Salt River Project Agricultural Improvement & Power Dist.,
           Electric Syst. Rev., Ser. B, 4.75%, 1/1/32                             Aa2/AA         4,727,532
                                                                                              ------------
                                                                                                18,881,878
                                                                                              ------------
         CALIFORNIA--7.7%
 42,700  Golden State Tobacco Securitization Corp., Tobacco Settlement
           Rev., Ser. 2003-A-1, 6.25%-6.75%, 6/1/33-6/1/39                         A1/A         39,536,385
 15,000  State, GO, 5.25%, 4/1/32                                                  A2/A         15,214,650
                                                                                              ------------
                                                                                                54,751,035
                                                                                              ------------
         COLORADO--4.3%
         El Paso Cnty., CP,
  4,555    5.00%, 12/1/23-12/1/27, Ser. A (AMBAC)                                Aaa/AAA         4,664,118
  3,225    5.00%, 12/1/23-12/1/27, Ser. B (AMBAC)                                Aaa/AAA         3,306,528
  1,500  Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)               Aaa/NR         1,543,920
  3,000  La Plata Cnty. School Dist. No. 9-R, Durango, GO,
           5.25%, 11/1/23-11/1/25 (MBIA)                                          Aaa/NR         3,148,790
  4,000  Saddle Rock Met. Dist., GO, 5.35%, 12/1/31                               NR/AA          4,046,680
  3,500  School Mines Aux. Facs. Rev., 5.00%, 12/1/37 (AMBAC)                    Aaa/AAA         3,550,680
  9,955  Springs Utilities Rev., Ser. B, 5.00%, 11/15/30                          Aa2/AA        10,098,750
                                                                                              ------------
                                                                                                30,359,466
                                                                                              ------------
         FLORIDA--5.4%
  8,000  Highlands Cnty., Health Facs. Auth. Rev., Ser. B, 5.25%, 11/15/23        A3/A-          7,890,480
  1,485  Julington Creek Plantation Community Dev. Dist.,
           Assessment Rev., 5.00%, 5/1/29 (MBIA)                                 Aaa/AAA         1,512,027
  1,000  Orange Cnty., Housing Finance Auth. Multifamily Rev., Ser G,
           5.25%, 1/1/28 (Fannie Mae)                                             Aaa/NR         1,017,470
 15,000  Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33                 A1/NR         14,889,150
  7,500  South Miami Health Facs. Auth., Hospital Rev., 5.25%, 11/15/33           Aa3/A+         7,398,300
  5,615  Tampa, Water & Sewer Rev., Ser. A, 5.00%, 10/1/26                        Aa2/AA         5,725,559
                                                                                              ------------
                                                                                                38,432,986
                                                                                              ------------

                 3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                   Credit Ratings
  (000)                                                                     (Moody's/S&P)      Value*
MUNICIPAL BONDS & NOTES (CONTINUED)
         GEORGIA--0.6   %
$ 4,000  Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)           Aaa/AAA      $  4,081,720
                                                                                            ------------
         IDAHO--1.0%
  6,750  State Building Auth. Building Rev., Ser. A,
           5.00%, 9/1/33-9/1/43 (XLCA)                                         Aaa/AAA         6,795,792
                                                                                            ------------
         ILLINOIS--7.7%
  2,250  Chicago, GO, Ser. A, 5.00%, 1/1/31 (MBIA)                             Aaa/AAA         2,268,855
         Chicago Board of Education, GO,
    500    zero coupon, 12/1/28, Ser. A (FGIC)                                 Aaa/AAA           124,560
  5,000    5.00%, 12/1/31, Ser. C (FSA)                                        Aaa/AAA         5,041,650
  4,000  Chicago Park Dist. GO, Ser. D, 5.00%, 1/1/29 (FGIC)                   Aaa/AAA         4,037,360
  5,056  Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32             NR/NR          5,091,977
  2,500  Cook Cnty., GO, Ser. A, 5.125%, 11/15/26 (FGIC)                       Aaa/AAA         2,552,275
 12,795  Dev. Finance Auth., Gas Supply Rev., 5.00%, 2/1/33 (AMBAC)            Aaa/AAA        12,853,345
  4,325  Educational Facs. Auth. Rev., Ser. A, 5.25%, 7/1/41                    Aa1/AA         4,442,597
    325  Health Facs. Auth. Rev., Midwest Physician Group Ltd.,
           5.50%, 11/15/19                                                     NR/BBB-           260,127
  1,175  Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
           5.50%, 1/1/22                                                        A2/NR          1,180,170
  9,045  Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
           5.25%, 6/15/42 (MBIA)                                               Aaa/AAA         9,347,465
  4,300  Round Lake, Special Tax Rev., 6.70%, 3/1/33                            NR/NR          4,384,495
  3,050  University Rev., Ser. A, 5.00%, 4/1/30 (AMBAC)                        Aaa/AAA         3,075,986
                                                                                            ------------
                                                                                              54,660,862
                                                                                            ------------
         INDIANA--2.9%
  8,035  Bond Bank, Ser. A, 5.00%, 2/1/33 (FSA)                                 NR/AAA         8,144,517
  1,375  Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                     A3/BBB         1,432,585
  5,000  Indianapolis Local Public Improvement Board,
           Tax Allocation, Ser. G, 5.00%, 2/1/29 (MBIA)                        Aaa/AAA         5,073,350
  4,500  Michigan City Area Wide School Building Corp., Rev.,
           zero coupon, 1/15/21-1/15/22 (FGIC)                                 Aaa/AAA         1,782,120
  1,000  Plainfield Parks Facs. Corp. Lease Rent Rev.,
           5.00%, 1/15/22 (AMBAC)                                              Aaa/AAA         1,029,120
  3,455  Valparaiso, Middle Schools Building Corp. Rev.,
           5.00%, 7/15/24 (MBIA)                                               Aaa/AAA         3,527,140
                                                                                            ------------
                                                                                              20,988,832
                                                                                            ------------
         KENTUCKY--0.1%
  1,000  Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30        A1/AA-         1,006,690
                                                                                            ------------
         LOUISIANA--0.9%
  5,000  Public Facs. Auth. Rev., Ser. B, 5.50%, 5/15/32                        A3/NR          5,011,200
  1,600  Tobacco Settlement Financing Corp., Ser. 2001B, 5.875%, 5/15/39         A1/A          1,294,384
                                                                                            ------------
                                                                                               6,305,584
                                                                                            ------------

6 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
MUNICIPAL BONDS & NOTES (CONTINUED)
         MASSACHUSETTS--4.9%
$ 9,500  Municipal Wholesale Electric Co. Power Supply Syst. Rev.,
           5.00%, 7/1/11 (MBIA)                                                   Aaa/AAA      $ 10,391,290
  1,000  State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                              NR/BBB           995,630
  7,000  State Health & Educational Facs. Auth. Rev., Ser. FF,
           5.125%, 7/15/37                                                        Aaa/AAA         7,210,630
  4,910  State Housing Finance Agcy., Housing Rev., Ser. H,
           5.125%, 6/1/43                                                         Aa3/AA-         4,940,884
  3,225  State Water Pollution Abatement Trust, Ser. B, 5.00%, 8/1/32             Aaa/AAA         3,277,696
  8,055  State Water Resources Auth., Ser. J, 5.00%, 8/1/32 (FSA)                 Aaa/AAA         8,162,373
                                                                                               ------------
                                                                                                 34,978,503
                                                                                               ------------
         MICHIGAN--10.1%
 35,000  Detroit Water Supply Syst., Ser. A, 5.00%, 7/1/34 (MBIA)                 Aaa/AAA        35,332,850
  5,000  State Building Auth. Rev., Ser. III, 5.00%, 10/15/26 (FSA)               Aaa/AAA         5,091,000
    175  State Hospital Finance Auth. Rev., Detroit Medical Center,
           5.25%, 8/15/23                                                        Baa3/BBB-          124,010
  4,000  State Hospital Finance Auth. Rev., Henry Ford Health Syst.,
           5.00%, 3/1/17                                                           A1/A-          4,002,920
 20,000  State Hospital Finance Auth. Rev., Trinity Health Credit,
           5.375%, 12/1//30                                                       Aa3/AA-        20,231,400
  5,980  State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,
           5.75%-6.00%, 4/1/22-4/1/32                                               A2/A          6,088,878
  1,000  Technological University, 5.00%, 10/1/33 (XLCA)                          Aaa/AAA         1,013,350
                                                                                               ------------
                                                                                                 71,884,408
                                                                                               ------------
         MINNESOTA--0.9%
  2,400  Upsala Independent School Dist. No. 487, GO,
           5.00%, 2/1/28 (FGIC)                                                   Aaa/Aaa         2,440,872
  4,000  Willmar, GO, 5.00%, 2/1/32 (FSA)                                          Aaa/NR         4,093,320
                                                                                               ------------
                                                                                                  6,534,192
                                                                                               ------------
         MISSISSIPPI--0.3%
  2,500  Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22           Ba1/BBB-        2,445,475
                                                                                               ------------
         MISSOURI--2.9%
  4,000  Bi State Dev. Agcy., Missouri Illinois Dist., 5.00%, 10/1/32 (FSA)       Aaa/Aaa         4,071,960
  1,350  St. Louis Industrial Dev. Auth., Housing Dev. Rev.,
           5.20%, 1/20/36 (GNMA)                                                   NR/AAA         1,364,350
  3,000  St. Louis Industrial Dev. Auth. Rev., 5.125%, 12/20/29-12/20/30
           (GNMA)                                                                  NR/AAA         3,039,915
  4,365  State Environmental Improvement & Energy Resources Auth.,
         Water Pollution Control Rev., Ser. B, 5.00%, 7/1/23                       Aaa/NR         4,504,025
  7,500  State Health & Educational Facs. Auth., Health Facs. Rev.,
           6.25%, 12/1/30                                                           A2/A          7,893,300
                                                                                               ------------
                                                                                                 20,873,550
                                                                                               ------------

                 3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
MUNICIPAL BONDS & NOTES (CONTINUED)
         MONTANA--2.0%
$14,250  Forsyth, Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)                Aaa/AAA      $ 14,549,963
                                                                                            ------------
         NEVADA--0.4%
  3,355  Henderson Health Care Fac. Rev., 5.125%, 7/1/28                       Baa2/BBB        2,831,184
                                                                                            ------------
         NEW JERSEY--2.6%
  1,540  Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27                   Ba3/NR         1,355,985
  2,500  Middlesex Cnty. Polution Control Auth. Rev., 5.75%, 9/15/32           Baa2/BBB        2,503,525
    300  Economic Dev. Auth. Industrial Dev. Rev., 7.00%, 10/1/14               Ba3/NR           298,923
  2,000  South Port Corp., Rev., 5.10%, 1/1/33                                   NR/A          2,027,140
  1,500  State Educational Fac. Auth. Rev., Ser. D, 6.00%, 7/1/25               NR/NR          1,516,995
         Tobacco Settlement Financing Corp., Rev.,
  1,000    6.125%, 6/1/24                                                        A1/A            942,880
 10,750    6.75%, 6/1/39                                                         A1/A          9,910,210
                                                                                            ------------
                                                                                              18,555,658
                                                                                            ------------
         NEW YORK--2.6%
  3,800  State Dorm Auth. Rev., 5.00%, 3/15/32                                  NR/AA          3,835,492
  4,000  State Dorm Auth. Rev., St. Barnabas, Ser. A,
           5.125%, 2/1/22 (AMBAC)                                              Aaa/AAA         4,176,080
 10,000  Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA)         Aaa/AAA        10,167,500
                                                                                            ------------
                                                                                              18,179,072
                                                                                            ------------
         NORTH CAROLINA--0.5%
  3,795  Eastern Municipal Power Agcy, Power Syst. Rev., Ser. C,
           5.375%, 1/1/17                                                      Baa3/BBB        3,888,699
                                                                                            ------------
         OHIO--0.4%
  2,500  Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                            A1/AA-         2,520,525
                                                                                            ------------
         PENNSYLVANIA--2.3%
  4,350  Allegeny Cnty. Hospital Dev. Auth. Rev., Ser B, 9.25%, 11/15/30        B1/B+          4,875,132
  1,500  Cumberland Cnty. Muni. Auth. Retirement Community Rev., Ser. A,
           7.25%, 1/1/35                                                        NR/NR          1,486,875
  3,250  Delaware River Joint Toll Bridge, Commission Bridge Rev.,
           5.00%, 7/1/28                                                        A2/A-          3,257,508
  6,300  St. Mary Hospital Auth., Bucks Cnty., 5.00%, 12/1/28                   Aa2/AA         6,518,358
                                                                                            ------------
                                                                                              16,137,873
                                                                                            ------------
         SOUTH CAROLINA--0.9%
  6,700  Jobs Economic Dev. Auth. Economic Dev. Rev., 5.625%, 11/15/30          A3/A-          6,741,540
                                                                                            ------------
         TENNESSEE--0.2%
  1,250  Knox Cnty. Health Educational & Housing Facs. Board, Hospital
           Facs. Rev., 5.25%, 10/1/30                                           A1/AA-         1,265,850
                                                                                            ------------
         TEXAS--13.0%
  4,135  Canyon Independent School Dist., GO, Ser. A,
           5.00%, 2/15/28 (PSF)                                                 NR/AAA         4,176,475
  1,300  Comal Cnty Health Facs. Dev., 6.25%, 2/1/32                           Baa2/BBB        1,299,857

8 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
MUNICIPAL BONDS & NOTES (CONCLUDED)
         TEXAS (CONCLUDED)
$15,000  Dallas Area Rapid Transit Rev., 5.00%, 12/1/31 (AMBAC)                Aaa/AAA      $ 15,124,951
         Denton Independent School Dist. GO,
 33,000    zero coupon, 8/15/26-8/15/31 (PSF)                                  Aaa/AAA         7,694,910
 20,115    5.00%, 8/15/33 (PSF)                                                Aaa/AAA        20,278,535
  4,400  Harris Cnty., GO, 5.125%, 8/15/31                                     Aa1/AA+         4,466,792
         Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
  2,750    5.375%, 2/15/26                                                      NR/AA-         2,782,120
  5,000    5.375%, 7/1/29 (MBIA)                                               Aaa/AAA         5,139,900
  4,005  Houston, GO, 5.00%, 3/1/25 (MBIA)                                     Aaa/AAA         4,053,661
  7,000  Judson Independent School Dist. GO, 5.00%, 2/1/30 (PSF)               Aaa/AAA         7,053,620
 10,000  Northside Independent School Dist. GO, Ser. A,
           5.00%, 2/15/32 (PSF)                                                Aaa/AAA        10,077,800
  2,105  Northwest Harris Cnty. Muni. Utility Dist. No. 16, GO,
           5.30%, 10/1/29 (Radian)                                              NR/AA          2,128,323
  2,500  San Antonio Water Rev., Ser. A, 5.00%, 5/15/32 (FSA)                  Aaa/AAA         2,521,725
  6,115  University Rev., Ser. B, 5.00%, 8/15/33                               Aaa/AAA         6,183,733
                                                                                            ------------
                                                                                              92,982,402
         UTAH--0.2%                                                                         ------------
  1,750  Weber Cnty., Hospital Rev., 5.00%, 8/15/30                            Aa2/AA+         1,694,140
                                                                                            ------------
         WASHINGTON--4.6%
  6,375  Chelan Cnty. Public Utility Dist. No. 001 Cons. Rev., Ser. C,
           5.125%, 7/1/33 (AMBAC)                                              Aaa/AAA         6,489,623
  3,000  Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)                              Aaa/AAA         3,047,160
 25,000  Tobacco Settlement Auth., Tobacco Settlement Rev.,
           6.50%, 6/1/26                                                         A1/A         23,519,750
                                                                                            ------------
                                                                                              33,056,533
                                                                                            ------------
         Total Municipal Bonds & Notes (cost-$601,587,979)                                   607,460,064
                                                                                            ------------
VARIABLE RATE DEMAND NOTES (A)(D) 14.6%
         CONNECTICUT--0.5%
  3,700  State Health & Educational Facs. Auth. Rev., Ser. X-3,
           1.125%, 4/1/03                                                     VMIG1/A-1+       3,700,000
                                                                                            ------------
         GEORGIA--1.9%
 10,000  Atlanta Downtown Dev. Auth. Rev., 1.14%, 4/3/03 (AMBAC)              VMIG1/A-1+      10,000,000
  3,600  Atlanta Water & Wastewater Rev., Ser. C, 1.15%, 4//1/03 (FSA)        VMIG1/A-1+       3,600,000
                                                                                            ------------
                                                                                              13,600,000
                                                                                            ------------
         ILLINOIS--0.8%
  2,000  Chicago GO, 1.15%, 4/3/03 (MBIA)                                     VMIG1/A-1+       2,000,000
  4,000  Joliet Regional Port Dist., Marine Terminal Rev., 1.00%, 4/1/03       P-1/A-1+        4,000,000
                                                                                            ------------
                                                                                               6,000,000
                                                                                            ------------

                   3.31.03 | MCO Municipal Income Funds III Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
VARIABLE RATE DEMAND NOTES (A)(D) (CONTINUED)
         MARYLAND--1.4%
$10,000  Washington Suburban Sanitary Dist., 1.17%, 4/2/03
           (LOC; WestDeutsche Landesexp)                                       VMIG1/NR     $ 10,000,000
                                                                                            ------------
         MASSACHUSETTS--1.7%
  7,000  State Housing Finance Agcy. Housing Rev., Ser. F,
           1.15%, 4/2/03 (FSA)                                                VMIG1/A-1+       7,000,000
  5,000  State Water Resources Auth., Ser. D, 1.15%, 4/1/03
           (LOC; Landesbank Baden)                                            VMIG1/A-1+       5,000,000
                                                                                            ------------
                                                                                              12,000,000
                                                                                            ------------
         MISSOURI--0.7%
         State Health & Educational Facs. Auth. Educational Facs.
           Rev., Ser. B,
  1,150    1.15%, 4/1/03 (LOC; Landesbank Hessen)                             VMIG1/A-1+       1,150,000
  3,500    1.20%, 4/1/03 (LOC; J.P. Morgan Chase & Co.)                       VMIG1/A-1+       3,500,000
                                                                                            ------------
                                                                                               4,650,000
                                                                                            ------------
         NEVADA--0.2%
  1,300  Clark Cnty. School Dist., GO, Ser. A, 1.125%, 4/1/03 (FSA)           VMIG1/A-1+       1,300,000
                                                                                            ------------
         NEW YORK--0.8%
         New York City Municipal Water Finance Auth.
         Water & Sewer Syst. Rev.,
    800    1.20%, 4/1/03, Ser. C (FGIC)                                       VMIG1/A-1+       4,600,000
  4,600    1.15%, 4/1/03, Ser. G (FGIC)                                       VMIG1/A-1+         800,000
                                                                                            ------------
                                                                                               5,400,000
                                                                                            ------------
         NORTH CAROLINA--2.5%
  7,270  GuilFord Cnty., GO, Ser. C, 1.15%, 4/2/03 (Bank of America)          VMIG1/A-1+       7,270,000
         Mecklenburg Cnty., GO,
  2,300    1.15%, 4/2/03, Ser. C (LOC; Bank of America)                       VMIG1/A-1+       2,300,000
  3,000    1.15%, 4/2/03, Ser. E (LOC; Bank of America)                       VMIG1/A-1+       3,000,000
  5,000  Winston-Salem Water & Sewer Syst. Rev., Ser. C,
           1.15%, 4/2/03 (LOC; Dexia Credit)                                  VMIG1/A-1+       5,000,000
                                                                                            ------------
                                                                                              17,570,000
                                                                                            ------------
         OHIO--1.1%
  5,000  Cleveland Waterworks Rev., Ser. L, 1.10%, 4/3/03 (FGIC)              VMIG1/A-1+       5,000,000
  3,000  Franklin Cnty. Hospital Rev., 1.14%, 4/3/03 (AMBAC)                   VMIG1/NR        3,000,000
                                                                                            ------------
                                                                                               8,000,000
                                                                                            ------------
         OREGON--0.2%
  1,500  State Health Housing Educational & Cultural Facs. Auth.,
           1.15%, 4/3/03 (MBIA)                                               VMIG1/A-1+       1,500,000
                                                                                            ------------
         PENNSYLVANIA--0.4%
  2,500  Philadelphia Hospital & Higher Education Facs. Auth Rev.,
           1.20%, 4/1/03 (MBIA)                                               VMIG1/A-1+       2,500,000
                                                                                            ------------


10 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
VARIABLE RATE DEMAND NOTES (A)(D) (CONCLUDED)
         TEXAS--1.8%
$ 6,600  Harris Cnty. Health Facs. Dev. Corp. Hospital Rev.,
           1.20%, 4/1/03 (MBIA)                                               VMIG1/A-1+    $  6,600,000
  6,095  Water Dev. Board Rev., 1.15%, 4/1/03
           (LOC; J.P. Morgan Chase Bank)                                      VMIG1/A-1+       6,095,000
                                                                                            ------------
                                                                                              12,695,000
                                                                                            ------------
         VIRGINIA--0.5%
         Loudoun Cnty. Industrial Dev. Auth. Rev.,                            VMIG1/A-1+       3,000,000
  3,000    1.125%, 4/1/03, Ser. A.                                            VMIG1/A-1+         800,000
    800    1.15%, 4/1/03, Ser. C                                                            ------------
                                                                                               3,800,000
                                                                                            ------------

         WASHINGTON--0.1%
  1,000  State GO, Ser. A14, 1.26%, 4/2/03 (MBIA)                               NR/A-1         1,000,000
                                                                                            ------------
         Total Variable Rate Demand Notes (cost-$103,715,000)                                103,715,000
                                                                                            ============
U.S. TREASURY BILLS-0.2%
  1,630  1.10-1.13%, 5/15/03 (cost-$1,627,764) @                                               1,627,834
                                                                                            ------------
TOTAL INVESTMENTS (cost-$706,930,743+)--100.0%                                              $712,802,898
                                                                                            ============

--------------------------------------------------------------------------------
+     The cost of securities for federal income tax purposes is $706,930,743.
      Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,141,131; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,268,976; net unrealized appreciation for federal income tax purposes is $5,872,155.

--------------------------------------------------------------------------------













SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
CALIFORNIA MUNICIPAL BONDS & NOTES-58.9%
$14,925   ABAG Fin. Auth. Rev., Odd Fellows Home,
            5.20%-5.35%, 11/15/22-11/15/32                                       NR/A       $ 15,046,980
 17,100   Alameda Cnty. Tobacco Securitization Agy.,
            5.875%-6.000%, 6/1/35-6/1/42                                        A1/NR         14,613,291
  2,000   Antelope Valley School Dist. GO, Ser. A, 5.00%, 2/1/27 (MBIA)        Aaa/AAA         2,040,300
  3,390   Burbank Fin. Auth. Rev., West Olive Redev. Proj., 5.00%, 12/1/26
            (AMBAC)                                                            Aaa/AAA         3,470,682
  1,135   Burbank Pub. Fin. Auth. Rev., San Fernando Redev.,
            5.50%, 12/1/28                                                      NR/BBB         1,133,354
  2,000   Butte-Glenn Community College GO, Ser. A, 5.00%, 8/1/26 (MBIA)        Aaa/NR         2,050,160
  2,500   California Institute of Technology Educational
          Fac. Auth. Rev., Ser. A, 5.00%, 10/1/32                              Aaa/AAA         2,555,550
  2,000   Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
            6.00%, 9/1/32                                                       NR/NR          1,988,920
  1,000   Cathedral City Pub. Fin. Auth. Rev., Ser. A, 5.00%, 8/1/33 (MBIA)    Aaa/AAA         1,023,400
  5,765   Ceres School Dist. GO, zero coupon, 8/1/28-8/1/29 (FGIC)             Aaa/AAA         1,360,088
  2,295   Chula Vista Community Fac. Dist., Special Tax.,
            6.15%-6.20%, 9/1/26-9/1/33                                          NR/NR          2,308,846
  1,000   Chula Vista Improvement Board Act 1915, Special Assessment,
            6.15%, 9/2/29                                                       NR/NR          1,016,870
  3,775   Cucamonga School Dist., CP, 5.20%, 6/1/27                             NR/A-          3,806,559
  1,925   Eastern California Community Fac. Dist., Special Tax.,
            5.75%-5.95%, 9/1/33                                                 NR/NR          1,901,341
    500   Franklin-Mckinley School Dist., GO, Ser. B., 5.00%, 8/1/27 (FSA)     Aaa/AAA           510,075
  9,500   Fresno School Dist., GO, Ser. A, 6.00%, 8/1/26 (MBIA)                Aaa/AAA        11,328,655
  9,380   Glendale Elec. Works Rev., 5.00%, 2/1/27-2/1/32 (MBIA)               Aaa/AAA         9,550,078
 40,990   Golden St. Tobacco Securitization Corp. Rev., Ser. 2003-A-1,
            6.25%-6.75%, 6/1/33-6/1/39                                           A1/A         37,970,120
          Kaiser Assistance Corp., Infrastructure & Economic Dev. Rev.,
  3,000     5.50%, 8/1/31, Ser. B                                                A2/A          3,061,380
  8,000     5.55%, 8/1/31, Ser. A                                                NR/A          8,182,400
  5,000   Kaiser Permanente Health Facs. Fin. Auth. Rev., Ser. B.,
            5.00%, 10/1/18                                                       A3/A          5,065,450
  3,725   La Mesa-Spring Valley School Dist. GO, Ser. A, 5.00%, 8/1/26
            (FGIC)                                                             Aaa/AAA         3,811,196
  5,000   Los Angeles Unified School Dist. GO, Ser. A, 5.00%, 1/1/28
            (MBIA)                                                             Aaa/AAA         5,116,400
  5,000   Los Osos Community Wastewater Svcs., Dist. 1, 5.00%, 9/2/33
            (MBIA)                                                              NR/AAA         5,105,650
  2,455   Loyola-Marymount Educational Facs. Auth. Rev.,
            zero coupon, 10/1/34 (MBIA)                                         Aaa/NR           454,200
  7,355   Mount San Antonio Community College Dist. GO, Ser. A,
            5.00%, 5/1/27 (FGIC)                                               Aaa/AAA         7,500,629
  3,550   Northern California Ret. Officers, State Health Fac.
          Fin. Auth. Rev., 5.125%-5.250%, 1/1/22-1/1/26                          NR/A          3,540,159

12 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
CALIFORNIA MUNICIPAL BONDS & NOTES (CONCLUDED)
$ 2,530   Oakland Redev. Agcy., Tax Allocation, 5.25%, 9/1/27-9/1/33            NR/A-       $  2,541,953
  6,525   Orange Cnty. Water Dist., CP, 5.00%, 8/15/28-8/15/34 (MBIA)          Aaa/AAA         6,642,524
  2,000   Palm Desert Fin. Auth. Rev., Tax Allocation, Ser. A, 5.00%, 4/1/25
            (MBIA)                                                             Aaa/AAA         2,047,600
  1,410   Ponoma Public Fin. Auth. Rev., 5.00%, 12/1/37 (MBIA)                 Aaa/AAA         1,439,159
  2,100   Poway Unified School Dist., Special Tax, 6.125%, 9/1/33               NR/NR          2,105,334
  1,500   Sacramento City Fin. Auth. Rev., Ser. A, 6.25%, 9/1/23                NR/NR          1,548,960
    480   San Diego Unified School Dist. GO, Ser. C, 5.00%, 7/1/26 (FSA)       Aaa/AAA           491,962
  1,500   San Diego Univ. Auxiliary Foundation Organization, Ser. A,
            5.00%, 3/1/27 (MBIA)                                               Aaa/AAA         1,532,385
  3,000   San Jose Libraries & Parks Proj., GO, 5.125%, 9/1/31                 Aa1/AA+         3,091,830
  4,225   San Mateo Cnty. Community College Dist., Ser. A, 5.00%, 9/1/26
            (FGIC)                                                             Aaa/AAA         4,323,569
 16,085   Santa Ana School Dist. GO, Ser. B, zero coupon, 8/1/26-8/1/32
            (FGIC)                                                             Aaa/AAA         3,849,639
  1,250   Santa Clara Valley Transportation Auth. Sales Tax Rev., Ser. A,
            5.00%, 6/1/26 (MBIA)                                               Aaa/AAA         1,275,950
  6,000   Santa Margarita Community Fac. Water Dist., Special Tax,
            6.25%, 9/1/29                                                       NR/NR          6,108,415
  2,205   Sequoia Unified High School Dist. GO, 5.00%, 7/1/23-7/1/24
            (MBIA)                                                              Aaa/NR         2,282,232
 11,175   Simi Valley Community Dev. Agy., Tax Allocation,
            5.00%, 9/1/25-9/1/30 (FGIC)                                        Aaa/AAA        11,401,963
  4,250   Sonoma Cnty. Jr. College Dist., Ser. A, 5.00%, 8/1/27 (FSA)          Aaa/AAA         4,335,638
  1,000   Sonoma Cnty. Water Agy. Rev., Ser. A, 5.00%, 7/1/32 (MBIA)           Aaa/AAA         1,023,260
  4,095   State Dept. Vet. Affairs Home Purchase Rev., Ser. A,
            5.35%, 12/1/27 (AMBAC)                                             Aaa/AAA         4,252,125
 15,740   State GO, 5.20%-5.25%, 11/1/31-4/1/32                                  A2/A         15,930,192
          State Public Works Board Lease Rev.,
  5,385     5.00%, 10/1/19                                                      A3/A-          5,516,825
  4,600     5.00%, 4/1/28, Ser. A                                              Aa2/AA-         4,625,162
  1,105     5.375% 4/1/28                                                       A3/A-          1,105,420
  3,505   Statewide Community Dev. Auth. CP, Internext Group,
            5.375%, 4/1/30                                                      NR/BBB         3,321,303
          Statewide Community Dev. Auth. Rev.,
 15,000     5.50%, 10/1/33, Ser. A                                              A3/A-         15,149,250
 10,000     5.50% 8/15/34, Ser. B                                               A1/A+         10,152,800
  2,500     7.25%, 10/1/33                                                      NR/NR          2,511,250
  1,795   Sunnyvale Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)            Aaa/AAA         1,833,610
  2,000   Tamalpais Unified High School Dist. GO, 5.00%, 8/1/26 (MBIA)         Aaa/AAA         2,046,280
  2,950   Torrance Memorial Med. Ctr. Hosp. Rev., 5.50%. 6/1/31                 A1/A+          2,985,754
  4,000   Vernon Electric Syst. Rev., 5.50%.4/1/33                             A2/BBB+         4,019,040
  2,750   Woodland Fin. Auth. Lease Rev., 5.00%, 3/1/32                        Aaa/AAA         2,791,855
                                                                                            ------------
          Total California Municipal Bonds & Notes (cost-$288,011,963)                       287,795,972
                                                                                            ============

                3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
PUERTO RICO MUNICIPAL BONDS & NOTES-0.6%
          PUERTO RICO--0.6%
$ 1,800   Commonwealth Hwy. & Transmission Auth. Rev., Ser. D,
            5.375%, 7/1/36                                                      Baa1/A      $  1,858,752
  1,080   Gov't Fac. Public Buildings Auth. Rev., Ser. D, 5.25%, 7/1/36        Baa1/A-         1,105,326
                                                                                            ------------
          Total Puerto Rico Municipal Bonds & Notes (cost-$2,960,489)                          2,964,078
                                                                                            ============
CALIFORNIA VARIABLE RATE NOTES (A) (B) (C)-4.5%
          Los Angeles Unified School Dist., GO, RITES,
    515     1.14%, 1/1/11 Ser. 1763-A, (MBIA)                                   NR/NR          1,600,589
  1,545     1.14%, 1/1/23 Ser. 1763-B (MBIA)                                    NR/NR          1,530,539
  2,385     1.14%, 1/1/11 Ser. 1764, (FSA)                                      NR/NR          3,050,940
 14,685   State, GO, RITES-PT Ser. 1768, 1.40%, 2/1/11                           NR/A         15,627,483
                                                                                            ------------
          Total California Variable Rate Notes (cost-$21,628,813)                             21,809,551
                                                                                            ============
CALIFORNIA SHORT-TERM NOTES-0.0%
    100   State RAN, 2.50% 6/20/03 (cost-$100,277)                            MIG1/SP-2          100,274
                                                                                            ------------
CALIFORNIA VARIABLE RATE DEMAND NOTES (A)(D)-33.9%
    400   Alameda School Fin. Auth., CP, Ser. G, 1.20%, 4/3/03 (AMBAC)         AAA/A-1+          400,000
          Bay Area Toll Auth., Toll Bridge Rev.,
 12,900     1.10%, 4/3/03 (AMBAC)                                             VMIG1/A-1+      12,900,000
  2,000     1.15%, 4/3/03 (AMBAC)                                             VMIG1/A-1+       2,000,000
  9,535     1.20%, 4/3/03 (AMBAC)                                             VMIG1/A-1+       9,535,000
  4,000   Castaic School Dist., CP, 1.10%, 04/3/03 (FSA)                      VMIG1/A-1+       4,000,000
 23,000   East Bay Muni. Util. Dist. Water Syst. Rev., Ser. A,
            1.10%, 4/2/03 (FSA)                                               VMIG1/A-1+      23,000,000
  2,000   Municipal Water & Sewer Dist. Fac. Corp., CP, Ser. B,
            1.10%, 4/3/03 (FGIC)                                              VMIG1/A-1+       2,000,000
  2,000   Exxon Mobil Corp. Pollution Ctrl. Fin. Auth. Rev., 1.00%, 4/1/03    VMIG1/A-1+       2,000,000
  5,500   Irvine Ranch Water Dist. GO, Ser. B, 1.11%, 4/1/03                   NR/A-1+         5,500,000
 21,195   Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
          Tax Rev., Ser. A, 1.10%, 4/3/03 (MBIA)                              VMIG1/A-1+      21,195,000
 16,300   Los Angeles Water & Power Rev., 1.10%-1.20%, 4/1/03-4/3/03          VMIG1/A-1+      16,300,000
          Metropolitan Water Dist., Southern CA Waterworks Rev.,
  4,850     1.05%, 4/3/03 Ser. A, (AMBAC)                                     VMIG1/A-1+       4,850,000
  8,800     1.10%, 4/1/03 Ser. B-1                                            VMIG1/A-1+       8,800,000
 10,000     1.15%, 4/3/03 Ser. B                                              VMIG1/A-1+      10,000,000
          Orange Cnty. Sanitation Dist. CP,
  3,600     1.15%, 4/1/03 (AMBAC)                                             VMIG1/A-1+       3,600,000
    500     1.15%, 4/1/03 Ser. B                                              VMIG1/A-1+         500,000
  3,620   Paramount Unified School Dist. CP, 1.10%, 4/3/03 (FSA)              VMIG1/A-1+       3,620,000
  4,700   Rand Corp., Infrastructure & Economic Dev. Rev., Ser. B,
            1.15%, 4/1/03 (AMBAC)                                              Aaa/A-1+        4,700,000

14 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)


Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)      Value*
CALIFORNIA VARIABLE RATE DEMAND NOTES (A)(D) (CONCLUDED)
$ 5,900  Sacramento Unified School Dist. CP, 1.15%, 4/3/03 (FSA)               VMIG1/NR     $  5,900,000
  2,765  San Jacinto Unified School Dist. CP, 1.10%, 4/3/03 (FSA)             VMIG1/A-1+       2,765,000
  9,800  State Dept. Water Pwr. Supply Rev., Ser. C-13, 1.15%, 4/3/03
           (FSA)                                                              VMIG1/A-1+       9,800,000
  1,060  State Housing Fin. Agy. Rev., Ser. X-1, 1.04%, 4/2/03                VMIG1/A-1        1,060,000
    100  State RAN, Ser. F, 1.31%, 4/3/03,                                    MIG1/SP-2           99,900
  1,600  Sutter Health Fac. Auth. Rev., Ser. B, 1.10%, 4/1/03 (AMBAC)         VMIG1/A-1+       1,600,000
  5,600  Sutter Health Oblig. Group, Statewide Community Dev. Auth.
           Rev., CP, 1.15%, 4/1/03 (AMBAC)                                    VMIG1/A-1        5,600,000
  4,000  Watereuse Fin. Auth. Rev., 1.20%. 4/2/03 (FSA)                         NR/A-1         4,000,000
                                                                                            ------------
         Total California Variable Rate Demand Notes (cost-$165,724,919)                     165,724,900
                                                                                            ============
         OTHER VARIABLE RATE DEMAND NOTES (A)(D)-1.9%
         CONNECTICUT--1.0%
  4,800  State Health & Educational Facs. Auth. Rev., Yale Univ., Ser. V-2,
           1.15%, 4/1/03                                                      VMIG1/A-1+       4,800,000
         MISSOURI--0.3%
  1,400  State Health & Educational Fac. Auth. Rev., Washington Univ.,        VMIG1/A-1+       1,400,000
           Ser. B, 1.15%, 4/1/03
         NEW YORK--.4%
  2,000  New York City Water & Sewer Syst. Rev., Ser. C, 1.20%, 4/1/03
           FGIC)                                                              VMIG1/A-1+       2,000,000
         TEXAS--0.2%
  1,300  North Central Dallas Methodist Hosp. Health Fac. Dev. Corp. Rev.,
           1.15%, 4/1/03 (MBIA)                                                 NR/A1+         1,300,000
                                                                                            ------------
         Total Other Variable Rate Demand Notes (cost-$9,500,000)                              9,500,000
                                                                                            ============
         U.S. TREASURY BILLS-0.2%
    850    1.10%, 5/15/03 (cost-$848,829) @                                    Aaa/AAA           848,870
                                                                                            ------------
         Total Investments (cost-$488,775,290)                                              $488,743,645
                                                                                            ============

--------------------------------------------------------------------------------
++    The cost of securities for federal income tax purposes is $488,775,290.
      Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,354,347; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,385,992; net unrealized depreciation for federal income tax purposes is $31,645.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


 Principal
  Amount                                                                        Credit Ratings
   (000)                                                                         (Moody's/S&P)       Value*
NEW YORK MUNICIPAL BONDS & NOTES--76.5%
 $ 2,800   East Rochester Housing Auth. Rev., St. Mary's Residence Proj.,
             5.375%, 12/20/22 (GNMA)                                                  NR/AAA      $  2,932,636
   5,000   Metropolitan Transportation Auth. Rev., Ser. F,
             5.00%, 11/15/31 (MBIA)                                                  Aaa/AAA         5,064,500
   2,000   Nassau Cnty. Tobacco Settlement Corp., 6.60%, 7/15/39                      A3/A-          2,028,540
  10,445   New York City GO, Ser. I, 5.00%-5.375%, 3/1/27-3/1/33                       A2/A         10,408,496
   1,000   New York City Muni. Water Auth. Rev., Ser. F, 5.00%, 6/15/29               Aa2/AA         1,012,000
   5,000   New York City Muni. Water Fin. Auth., Water & Sewer Syst.
             Rev., Ser. A, 5.00%, 6/15/32                                             Aa2/AA         5,053,250
   6,105   Sachem Central School Dist., GO, 5.00%, 6/15/29-6/15/30 (MBIA)            Aaa/AAA         6,216,966
   2,000   State Dormitory Auth. Rev., Columbia Univ., Ser. A,
             5.00%, 7/1/24                                                           Aaa/AAA         2,058,040
     115   State Dormitory Auth. Rev., Fordham Univ., 5.00%, 7/1/32 (FGIC)           Aaa/AAA           116,950
   6,040   State Dormitory Auth. Rev., Long Island Univ., Ser. A, 5.00%,
             9/1/23-9/1/32                                                            NR/AA          6,088,158
   3,000   State Dormitory Auth. Rev., Lutheran Medical Hosp., 5.00%,
             8/1/31 (MBIA)                                                           Aaa/AAA         3,041,670
   4,000   State Dormitory Auth. Rev., Mount Saint Mary College, 5.00%,
             7/1/27-7/1/32                                                            NR/AA          4,015,620
   6,150   State Dormitory Auth. Rev., North General Hosp., 5.00%,
             2/15/25                                                                  NR/AA-         6,154,367
   1,000   State Dormitory Auth. Rev., New York Univ., Ser. 2, 5.00% 7/1/31
             (AMBAC)                                                                 Aaa/AAA         1,012,730
   3,600   State Dormitory Auth. Rev., Personal Income Tax, 5.00%, 3/15/32            NR/AA          3,633,624
   3,740   State Dormitory Auth. Rev., Saint Barnabas, Ser. A, 5.00%,
             2/1/31 (AMBAC)                                                          Aaa/AAA         3,792,659
   1,000   State Dormitory Auth. Rev., School Dist. Financing, Ser. D, 5.00%,
             10/1/30 (MBIA)                                                          Aaa/AAA         1,014,340
   1,500   State Dormitory Auth. Rev., Teachers College, 5.00%, 7/1/32
             (MBIA)                                                                   Aaa/NR         1,519,845
   7,375   State Housing Fin. Agcy., Personal Income Tax Rev., Ser. A,
             5.00%, 3/15/33                                                           NR/AA          7,472,940
           State Urban Development Corp. Rev.,
   1,900     5.00%, 3/15/33, Ser. C-1                                                 NR/AA          1,910,317
   9,500     5.50%, 1/1/17, Ser. A                                                    NR/AA-        10,500,350
   4,000   Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA)             Aaa/AAA         4,067,000
   5,000   Triborough Bridge & Tunnel Auth. Rev., Ser. B, 5.00% 11/15/32             Aa3/AA-         5,053,000
                                                                                                  ------------
           Total New York Municipal Bonds & Notes (cost-$93,165,792)                                94,167,998
                                                                                                  ============
 OTHER MUNICIPAL BONDS & NOTES--3.3%
           CALIFORNIA--3.3%
   4,000   Los Angeles Unified School Dist., GO, Ser. A, 5.00%, 1/1/28
           (MBIA) (cost-$4,034,842)                                                  Aaa/AAA         4,093,120
                                                                                                  ------------

16 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)


 Principal
  Amount                                                                      Credit Ratings
   (000)                                                                       (Moody's/S&P)      Value*
 NEW YORK VARIABLE RATE DEMAND NOTES (A)(D)--17.2%
 $  3,250  Nassau Cnty. Interim Finance Auth., Ser. A, 1.08%, 4/2/03 (FSA)       Aaa/AAA      $  3,250,000
      800  New York City Muni. Water Fin. Auth. Water & Sewer Syst.
             Rev., Ser. G, 1.15%, 4/1/03 (FGIC)                                  Aaa/AAA           800,000
           New York City Transitional Fin. Auth. Rev.,
    1,000    1.15%, 4/2/03                                                       Aa2/AA+         1,000,000
    1,000    1.15%, 4/1/03, Ser. C                                               Aa2/AA+         1,000,000
    1,700    1.15%, 4/1/03, Ser. 3                                               Aa2/AA+         1,700,000
           State Dormitory Auth. Rev., Cornell Univ., Ser. B,
      800    1.10%, 4/3/03                                                       AA1/AA+           800,000
    2,050    1.20%, 4/1/03                                                       Aaa/AA+         2,050,000
    1,580  State Dormitory Auth. Rev., New York Public Library, Ser. A,
             1.10%, 4/2/03 (MBIA)                                                Aaa/AAA         1,580,000
           State Loc. Govt. Assistance Corp.,
    1,200    1.10%, 4/2/03, Ser. A, (FGIC)                                       Aaa/AAA         1,200,000
    1,000    1.10%, 4/2/03, Ser. B                                               Aa1/AA+         1,000,000
    2,950    1.10%, 4/2/03, Ser. C                                               Aaa/AAA         2,950,000
      800  State Thruway Auth. Gen. Rev., 1.15%, 4/1/03 (FGIC)                   Aaa/AAA           800,000
    3,000  Tompkins Cnty. Indl. Dev. Agency Rev.,
             1.10%, 4/3/03                                                       Aa1/AA+         3,000,000
                                                                                              ------------
           Total New York Variable Rate Demand Notes (cost-$21,130,000)                         21,130,000
                                                                                              ============
 OTHER VARIABLE RATE DEMAND NOTES (A)(D)--2.4%
           CALIFORNIA--0.9%
    1,100  Statewide Communities Dev. Auth. Rev., CP, Sutter Health
           Obligation Group, 1.15%, 4/1/03 (AMBAC)                               Aaa/AAA         1,100,000
                                                                                              ------------
           MISSOURI--0.7%
      900  State Health & Educational Fac. Auth. Rev., Washington
           University, Ser. B, 1.15%., 4/1/03                                    Aa1/AA+           900,000
                                                                                              ------------
           NEVADA--0.6%
      700  Clark Cnty. School Dist. GO, Ser. B, 1.05%, 4/1/03 (FSA)              Aaa/AAA           700,000
                                                                                              ------------
           TEXAS--0.2%
      300  State Water Dev. Board Rev., 1.15%, 4/1/03                            Aaa/AAA           300,000
                                                                                              ------------
           Total Other Variable Rate Demand Notes (cost-$3,000,000)                              3,000,000
                                                                                              ------------
 U.S. TREASURY BILLS--0.6%
      750  1.12%, 5/15/03 (cost-748,967) @                                       Aaa/AAA           749,003
                                                                                              ------------
           TOTAL INVESTMENTS (cost-$122,079,601+++)--100%                                     $123,140,121
                                                                                              ============



                3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2003 (unaudited)

--------------------------------------------------------------------------------


+++ The cost basis of securities for federal income tax purposes is $122,079,601. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,137,310; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $76,790; net unrealized appreciation for federal income tax purposes is $1,060,520.
------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.

(a) Variable Rate Notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At March 31, 2003, these securities amounted to $21,809,551 or 4.5% of investments for California Municipal III.

(c)  Security deemed illiquid.

(d)  Maturity date shown is date of next call.

@ All or partial principal amount segregated as initial margin on futures contracts.
--------------------------------------------------------------------------------

GLOSSARY:

ABAG -- Association of Bay Area Government
AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FSA -- insured by Financial Security Assurance, Inc.
GNMA -- insured by Government National Mortgage Association
GO -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
PSF -- guaranteed by Public School Fund
Radian -- insured by Radian Guaranty Inc.
RAN -- Revenue Anticipation Notes
RITES -- Residual Interest Tax Exempt Securities
XLCA -- insured by XL Capital Assurance

18 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited)

                                                                               California         New York
                                                             Municipal III     Municipal III      Municipal III
                                                             -------------     -------------     --------------
ASSETS:
Investments, at value (cost-$706,930,743, $488,775,290
  and $122,079,601, respectively)                             $712,802,898      $488,743,645       $123,140,121
----------------------------------------------------------    ------------      ------------       ------------
Cash                                                               130,445                --            177,391
----------------------------------------------------------    ------------      ------------       ------------
Interest receivable                                              8,477,768         4,247,413          1,002,497
----------------------------------------------------------    ------------      ------------       ------------
Receivable for investments called                                   15,000                --            100,000
----------------------------------------------------------    ------------      ------------       ------------
Prepaid expenses                                                    51,777            39,335             24,525
----------------------------------------------------------    ------------      ------------       ------------
  Total Assets                                                 721,477,888       493,030,393        124,444,534
----------------------------------------------------------    ============      ============       ============
LIABILITIES:
Due to custodian                                                        --           143,530                 --
----------------------------------------------------------    ------------      ------------       ------------
Payable for investments purchased                                7,164,173         9,641,991                 --
----------------------------------------------------------    ------------      ------------       ------------
Dividends payable to common and preferred shareholders           2,602,405         1,717,128            439,887
----------------------------------------------------------    ------------      ------------       ------------
Payable for variation margin on futures contracts                  721,875           360,937            309,375
----------------------------------------------------------    ------------      ------------       ------------
Investment management fees payable                                 304,304           205,742             52,673
----------------------------------------------------------    ------------      ------------       ------------
Common stock offering costs payable                                 53,511             8,006                 --
----------------------------------------------------------    ------------      ------------       ------------
Preferred shares offering costs payable                                463            22,273                 --
----------------------------------------------------------    ------------      ------------       ------------
Accrued expenses                                                    94,440            68,204             37,937
----------------------------------------------------------    ------------      ------------       ------------
  Total Liabilities                                             10,941,171        12,167,811            839,872
----------------------------------------------------------    ------------      ------------       ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  10,800, 7,400 AND 1,880, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                   270,000,000       185,000,000         47,000,000
----------------------------------------------------------    ------------      ------------       ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $440,536,717      $295,862,582       $ 76,604,662
----------------------------------------------------------    ============      ============       ============
COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common stock, par value $0.00001 per share                    $        309      $        211       $         54
----------------------------------------------------------    ------------      ------------       ------------
Paid-in capital in excess of par                               438,735,525       300,080,322         77,005,856
----------------------------------------------------------    ------------      ------------       ------------
Dividends in excess of net investment income                    (3,357,094)       (3,850,145)        (1,037,040)
----------------------------------------------------------    ------------      ------------       ------------
Net realized gain on investments                                    10,822           160,714              3,397
----------------------------------------------------------    ------------      ------------       ------------
Net unrealized appreciation (depreciation) of investments
  and futures contracts                                          5,147,155          (528,520)           632,395
----------------------------------------------------------    ------------      ------------       ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $440,536,717      $295,862,582       $ 76,604,662
----------------------------------------------------------    ------------      ------------       ------------
Common Shares Outstanding                                       30,903,864        21,140,981          5,430,981
----------------------------------------------------------    ------------      ------------       ------------
NET ASSET VALUE PER COMMON SHARE                              $      14.26      $      13.99       $      14.11
----------------------------------------------------------    ============      ============       ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 3.31.03 |
PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF OPERATIONS
For the period October 31, 2002* through March 31, 2003 (unaudited)

                                                                               California       New York
                                                             Municipal III     Municipal III    Municipal III
                                                             -------------     -------------    -------------
INTEREST INCOME:
Interest                                                      $  9,263,835       $ 4,501,732      $ 1,125,831
----------------------------------------------------------    ------------       -----------      -----------
EXPENSES:
Investment management fees                                       1,660,904         1,126,650          288,573
----------------------------------------------------------    ------------       -----------      -----------
Auction agent fees and commissions                                 176,312           119,187           31,042
----------------------------------------------------------    ------------       -----------      -----------
Custodian and accounting agent fees                                 59,925            47,188           20,561
----------------------------------------------------------    ------------       -----------      -----------
Audit and tax service fees                                          26,467            17,679           12,138
----------------------------------------------------------    ------------       -----------      -----------
Legal fees                                                          20,824            14,115            3,890
----------------------------------------------------------    ------------       -----------      -----------
Trustees' fees                                                      16,587            11,451            3,120
----------------------------------------------------------    ------------       -----------      -----------
New York Stock Exchange listing fees                                12,014            11,810            7,997
----------------------------------------------------------    ------------       -----------      -----------
Reports to shareholders                                             11,932             7,974            2,730
----------------------------------------------------------    ------------       -----------      -----------
Transfer agent fees                                                 11,856            11,670           11,150
----------------------------------------------------------    ------------       -----------      -----------
Miscellaneous                                                        7,000             6,690            4,561
----------------------------------------------------------    ------------       -----------      -----------
  Total expenses                                                 2,003,821         1,374,414          385,762
----------------------------------------------------------    ------------       -----------      -----------
  Less: investment management fees waived                         (383,286)         (259,996)         (66,594)
----------------------------------------------------------    ------------       -----------      -----------
   expense offset                                                  (55,044)          (44,383)         (17,213)
----------------------------------------------------------    ------------       -----------      -----------
  Net expenses                                                   1,565,491         1,070,035          301,955
----------------------------------------------------------    ------------       -----------      -----------
NET INVESTMENT INCOME                                         $  7,698,344       $ 3,431,697      $   823,876
----------------------------------------------------------    ============       ===========      ===========
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
----------------------------------------------------------
Investments                                                          2,069           156,859               --
----------------------------------------------------------    ------------       -----------      -----------
Futures contracts                                                    8,753             3,855            3,397
----------------------------------------------------------    ------------       -----------      -----------
Net unrealized appreciation (depreciation) of investments
  and future contracts                                           5,147,155          (528,520)         632,395
----------------------------------------------------------    ------------       -----------      -----------
Net realized and unrealized gain (loss)                          5,157,977          (367,806)         635,792
----------------------------------------------------------    ------------       -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                         12,856,321         3,063,891        1,459,668
----------------------------------------------------------    ------------       -----------      -----------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                           (791,374)         (516,728)        (123,002)
----------------------------------------------------------    ------------       -----------      -----------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS             $ 12,064,947       $ 2,547,163      $ 1,336,666
----------------------------------------------------------    ============       ===========      ===========


* Commencement of operations.

20 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III    STATEMENTS OF CHANGES IN NET ASSETS
                                    APPLICABLE TO COMMON SHAREHOLDERS
For the period October 31, 2002* through March 31, 2003 (unaudited)

                                                                                 California        New York
                                                                Municipal III    Municipal III     Municipal III
                                                               --------------    -------------     -------------
INVESTMENT OPERATIONS:
Net investment income                                           $   7,698,344     $  3,431,697      $    823,876
------------------------------------------------------------    -------------     ------------      ------------
Net realized gain on investments and futures contracts                 10,822          160,714             3,397
------------------------------------------------------------    -------------     ------------      ------------
Net unrealized appreciation (depreciation) investments and
  futures contracts                                                 5,147,155         (528,520)          632,395
------------------------------------------------------------    -------------     ------------      ------------
Net increase in net assets resulting from investment
  operations                                                       12,856,321        3,063,891         1,459,668
------------------------------------------------------------    =============     ============      ============
DIVIDENDS ON PREFERRED SHARES FROM:
NET INVESTMENT INCOME                                                (791,374)        (516,728)         (123,002)
------------------------------------------------------------    -------------     ------------      ------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations                12,064,947        2,547,163         1,336,666
------------------------------------------------------------    -------------     ------------      ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                             (10,264,064)      (6,765,114)       (1,737,914)
------------------------------------------------------------    -------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                        441,625,425      302,744,550        77,698,800
------------------------------------------------------------    -------------     ------------      ------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                         (2,700,000)      (1,850,000)         (470,000)
------------------------------------------------------------    -------------     ------------      ------------
Common stock and preferred shares offering costs
  charged to paid-in capital in excess of par                      (1,259,870)        (914,020)         (322,893)
------------------------------------------------------------    -------------     ------------      ------------
Reinvestment of dividends                                             970,276               --                --
------------------------------------------------------------    -------------     ------------      ------------
Net increase in net assets from capital share transactions        438,635,831      299,980,530        76,905,907
------------------------------------------------------------    -------------     ------------      ------------
Total increase in net assets applicable to common
  shareholders                                                    440,436,714      295,762,579        76,504,659
------------------------------------------------------------    =============     ============      ============
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                   100,003          100,003           100,003
------------------------------------------------------------    -------------     ------------      ------------
End of period                                                   $ 440,536,717     $295,862,582      $ 76,604,662
------------------------------------------------------------    -------------     ------------      ------------
COMMON SHARES ISSUED AND REINVESTED:
Issued                                                             30,829,000       21,134,000         5,424,000
------------------------------------------------------------    -------------     ------------      ------------
Issued in reinvestment of dividends                                    67,883               --                --
------------------------------------------------------------    -------------     ------------      ------------
NET INCREASE                                                       30,896,883       21,134,000         5,424,000
------------------------------------------------------------    =============     ============      ============


* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 3.31.03 |
PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS III FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period October 31, 2002* through March 31, 2003 (unaudited):

                                                                                           California             New York
                                                                    Municipal III         Municipal III         Municipal III
                                                                   --------------        --------------        --------------
Net asset value, beginning of period                                   $14.33**              $14.33**              $14.33**
-------------------------------------------------------------      --------------        --------------        --------------
INVESTMENT OPERATIONS:
Net investment income                                                   0.25                   0.16                  0.15
-------------------------------------------------------------      --------------        --------------        --------------
Net realized and unrealized gain (loss)                                 0.17                  (0.02)                 0.12
-------------------------------------------------------------      --------------        --------------        --------------
Total from investment operations                                        0.42                   0.14                  0.27
-------------------------------------------------------------      --------------        --------------        --------------
DIVIDENDS ON PREFERRED SHARES FROM:
NET INVESTMENT INCOME                                                  (0.03)                 (0.03)                (0.02)
-------------------------------------------------------------      --------------        --------------        --------------
Net increase in net assets applicable to common shares
  resulting from investment operations                                  0.39                   0.11                  0.25
-------------------------------------------------------------      --------------        --------------        --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                                  (0.33)                 (0.32)                (0.32)
-------------------------------------------------------------      --------------        --------------        --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in
  excess of par                                                        (0.03)                 (0.03)                (0.03)
-------------------------------------------------------------      --------------        --------------        --------------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                          (0.10)                 (0.10)                (0.12)
-------------------------------------------------------------      --------------        --------------        --------------
Total capital share transactions                                       (0.13)                 (0.13)                (0.15)
-------------------------------------------------------------      --------------        --------------        --------------
Net asset value, end of period                                        $14.26                 $13.99                $14.11
-------------------------------------------------------------      --------------        --------------        --------------
Market price, end of period                                           $14.27                 $14.15                $13.70
-------------------------------------------------------------      --------------        --------------        --------------
TOTAL INVESTMENT RETURN (1)                                             (2.6)%                 (3.5)%                (6.6)%
-------------------------------------------------------------      --------------        --------------        --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                $440,537              $295,863               $76,605
-------------------------------------------------------------      --------------        --------------        --------------
Ratio of expenses to average net assets (2)(3)(4)                        0.90%(5)              0.91%(6)              1.02%(7)
-------------------------------------------------------------      --------------        --------------        --------------
Ratio of net investment income to average net assets (2)(4)              4.26%(5)              2.81%(6)              2.62%(7)
-------------------------------------------------------------      --------------        --------------        --------------
Preferred shares asset coverage per share                             $65,785               $64,976               $65,742
-------------------------------------------------------------      --------------        --------------        --------------
Portfolio turnover                                                          1%                   18%                    6%
-------------------------------------------------------------      --------------        --------------        --------------

*     Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by earning credits from custodian bank. (See note 1.(e) in Notes to Financial Statements).

(4)   Annualized.

(5) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.11% (annualized) and 4.05% (annualized), respectively.

(6) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.12% (annualized) and 2.60% (annualized), respectively.

(7) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.23% (annualized) and 2.41% (annualized), respectively.


22 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Municipal Income Fund III ("Municipal III"), PIMCO California Municipal Income Fund III ("California Municipal III") and PIMCO New York Municipal Income Fund III ("New York Municipal III"), collectively referred to as the "Funds", or "PIMCO Municipal Income Funds III" were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC, formerly PIMCO Funds Advisors LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is a direct, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal III, California Municipal III and New York Municipal III issued 28,850,000, 19,500,000 and 5,000,000 shares of common stock, respectively, in their initial public offerings. An additional 1,979,000, 1,634,000 and 424,000 shares of Municipal III, California Municipal III and New York Municipal III, respectively, were issued in connection with the exercise of the underwriters' over-allotment option on December 13, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $924,870, $634,020 and $162,720 (representing $0.03 per share for each Fund), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par. The Investment Manager has agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share for each Fund.

In addition, the underwriters commission and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $2,700,000 and $335,000, $1,850,000 and $280,000 and $470,000 and $160,173, for Municipal III,
California Municipal III and New York Municipal III, respectively, have been charged to paid-in capital.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

(B) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(C) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discounts, if any, are accreted daily to taxable income.


                3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
(D) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.


(E) EXPENSE OFFSET
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.


(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at March 31, 2003 were as follows:

                                                                     # of       Expiration       Unrealized
Fund                                     Type                     Contracts        Date         Depreciation
------------------------------------------------------------------------------------------------------------
Municipal III               Short: U.S. Treasury 30 Year Bond         700         6/19/03        $725,000

California Municipal III    Short: U.S. Treasury 30 Year Bond         350         6/19/03         496,875

New York Municipal III      Short: U.S. Treasury 30 Year Bond         300         6/19/03         428,125

2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through October 31, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily


24 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

2. INVESTMENT MANAGER AND SUB-ADVISER (CONCLUDED) net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through October 31, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $664,361, $450,660 and $115,430 in connection with sub-advisory services to Municipal III, California Municipal III and New York Municipal III, respectively, for the period ended March 31, 2003.


3. INVESTMENTS IN SECURITIES
For the period ended March 31, 2003, purchases and sales of investments, other than short-term securities, were as follows:



                                 California           New York
              Municipal III     Municipal III     Municipal III
----------------------------------------------------------------
Purchases     $604,136,757      $339,717,058      $95,543,232
Sales            2,651,875        27,294,150        3,552,500

4. CAPITAL
The Funds have an unlimited amount of $0.00001 par value common stock authorized.


5. AUCTION PREFERRED SHARES
Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended March 31, 2003, the annualized dividend rates ranged from:




                           High        Low     At 3/31/03
---------------------------------------------------------
Municipal III:
--------------
  Series A                 1.25%      0.94%      1.00%

  Series B                 1.25%      0.95%      0.95%

  Series C                 1.25%      0.95%      1.10%

  Series D                 1.25%      0.96%      0.97%

  Series E                 1.25%      0.90%      0.95%

California Municipal III:
-------------------------

  Series A                 1.15%      0.65%      1.00%

  Series B                 1.15%      0.90%      1.05%

New York Municipal III:
-----------------------

  Series A                 1.15%      0.60%      0.60%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.


                3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

5. AUCTION PREFERRED SHARES (CONCLUDED)
Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


6. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS
On April 15, 2003, the following dividends were declared to common shareholders payable May 15, 2003 to shareholders of record on April 25, 2003:



  Municipal III              $0.0831 per common share
  California Municipal III     $0.08 per common share
  New York Municipal III       $0.08 per common share

On May 15, 2003, the following dividends were declared to common shareholders payable June 16, 2003 to shareholders of record on May 27, 2003:



  Municipal III              $0.0831 per common share
  California Municipal III     $0.08 per common share
  New York Municipal III       $0.08 per common share



26 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.03

PRIVACY POLICY

PIMCO Municipal Income Funds III

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former client's personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.


OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.


RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.


SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.


SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.


IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.


                3.31.03 | PIMCO Municipal Income Funds III Semi-Annual Report 27

TRUSTEES AND PRINCIPAL OFFICERS
Stephen J. Treadway
  Chairman
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Funds without examination by independent accountants, who did not express an opinion hereon.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710